Consolidated Balance Sheets ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 455,709	$ 70,349	¥ 452,956
Prepaid expenses and other current assets	139	21	149
Other receivables (note 3)			8,527
Due from related parties (note 12)	335	52	322
Trading securities (notes 4 and 9)	27,047	4,175	30,632
Total current assets	483,230	74,597	492,586
Deposits paid for acquisition of investments (note 5)			127,278
Long-term investment (note 6)	167,560	25,867
Available-for-sale securities (notes 4 and 9)	17,786	2,746	19,737
Other assets	6	1	6
Total assets	668,582	103,211	639,607
Current liabilities:
Payables to securities brokers (note 13)	5,699	880	4,881
Other payable	1,038	160
Accrued liabilities	1,108	171	2,119
Other taxes payable	2,753	425	2,753
Income taxes payable	23,329	3,601	22,496
Total current liabilities	33,927	5,237	32,249
Total liabilities	¥ 33,927	$ 5,237	¥ 32,249
Commitments and contingencies (note 10)
Shareholders' equity:
Common stock-par value US$0.01 per share 50,000,000 shares authorized; 9,017,310 shares issued and outstanding (note 8)	¥ 770	$ 119	¥ 770
Additional paid-in capital	1,000,958	154,521	1,000,958
Accumulated other comprehensive (loss) income	6,017	929	(17,218)
Accumulated deficit	(373,090)	(57,595)	(377,152)
Total shareholders' equity	634,655	97,974	607,358
Total liabilities and shareholders' equity	¥ 668,582	$ 103,211	¥ 639,607